SCHEDULE OF DESCRIPTION OF SUBSIDIARIES (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Society Technology LLC [Member]
Place and date of incorporation	United States, January 24, 2019	United States, January 24, 2019
Principal activities	IP Licensing	IP Licensing
Particulars of registered/ paid up share capital	US$1	US$1
Effective interest held	100.00%	100.00%
SOPA Cognitive Analytics Private Limited [Member]
Place and date of incorporation	India February 5, 2019	India February 5, 2019
Principal activities	Computer sciences consultancy and data analytics	Computer sciences consultancy and data analytics
Particulars of registered/ paid up share capital	INR 1,238,470	INR 1,238,470
Effective interest held	100.00%	100.00%
SOPA Technology Pte Ltd [Member]
Place and date of incorporation	Singapore, June 4, 2019	Singapore, June 4, 2019
Principal activities	Investment holding	Investment holding
Particulars of registered/ paid up share capital	SGD 1,250,000	SGD 1,250,000
Effective interest held	95.00%	95.00%
SOPA Technology Company Limited [Member]
Place and date of incorporation	Vietnam October 1, 2019	Vietnam October 1, 2019
Principal activities	Software production	Software production
Particulars of registered/ paid up share capital	Registered: VND 2,307,300,000; Paid up: VND 1,034,029,911	Registered: VND 2,307,300,000; Paid up: VND 1,034,029,911
Effective interest held	100.00%	100.00%
Thoughtful Media Singapore Pte Ltd [Member]
Place and date of incorporation	Singapore January 17, 2015	Singapore January 17, 2015
Principal activities	Digital marketing	Digital marketing
Particulars of registered/ paid up share capital	SGD 620,287.75	SGD 620,287.75
Effective interest held	100.00%	100.00%
Hottab Vietnam Co Ltd [Member]
Place and date of incorporation	Vietnam April 17, 2015	Vietnam April 17, 2015
Principal activities	Sale of POS hardware and software	Sale of POS hardware and software
Particulars of registered/ paid up share capital	VND 1,000,000,000	VND 1,000,000,000
Effective interest held	100.00%	100.00%
Thoughtful Media Group Co Ltd [Member]
Place and date of incorporation	Vietnam July 25, 2019	Vietnam July 25, 2019
Principal activities	Digital marketing	Digital marketing
Particulars of registered/ paid up share capital	VND 5,000,000,000	VND 5,000,000,000
Effective interest held	100.00%	100.00%
Nextgen Retail Inc [Member]
Place and date of incorporation	United States December 7, 2021	United States December 7, 2021
Principal activities	Investment holding	Investment holding
Particulars of registered/ paid up share capital	US$1	US$1
Effective interest held	100.00%	100.00%
Thoughtful Media Incorporated [Member]
Place and date of incorporation	Philippines Jan 11, 2022	Philippines Jan 11, 2022
Principal activities	Investment holding	Investment holding
Particulars of registered/ paid up share capital	PHP 11,000,000	PHP 11,000,000
Effective interest held	100.00%	100.00%
New Retail Experience Incorporated [Member]
Place and date of incorporation	Philippines Jan 16, 2020	Philippines Jan 16, 2020
Principal activities	On-line Grocery delivery platform	On-line Grocery delivery platform
Particulars of registered/ paid up share capital	PHP 3,750,000	PHP 3,750,000
Effective interest held	100.00%	100.00%
Dream Space Trading Co Ltd [Member]
Place and date of incorporation	Vietnam May 23, 2018	Vietnam May 23, 2018
Principal activities	On-line Grocery and food delivery platform	On-line Grocery and food delivery platform
Particulars of registered/ paid up share capital	VND 500,000,000	VND 500,000,000
Effective interest held	100.00%	100.00%
Push Delivery Pte Ltd [Member]
Place and date of incorporation	Singapore January 7, 2022	Singapore January 7, 2022
Principal activities	Investment holding	Investment holding
Particulars of registered/ paid up share capital	US$2,000	US$2,000
Effective interest held	100.00%	100.00%
Gorilla Mobile Singapore Pte Ltd [Member]
Place and date of incorporation	Singapore August 6, 2020	Singapore August 6, 2020
Principal activities	Telecommunications resellers	Telecommunications resellers
Particulars of registered/ paid up share capital	SGD 100	SGD 100
Effective interest held	100.00%	100.00%
Thoughtful Media Group Incorporated [Member]
Place and date of incorporation	United States June 28,2022	United States June 28,2022
Principal activities	Investment holding	Investment holding
Particulars of registered/ paid up share capital	US$10	US$10
Effective interest held	89.89%	100.00%
Thoughtful (Thailand) Co Ltd [Member]
Place and date of incorporation	Thailand September 2, 2014	Thailand September 2, 2014
Principal activities	Digital marketing	Digital marketing
Particulars of registered/ paid up share capital	THB 4,000,000	THB 4,000,000
Effective interest held	99.75%	99.75%
Adactive Media CA Inc [Member]
Place and date of incorporation	United States April 12, 2010
Principal activities	Digital marketing
Particulars of registered/ paid up share capital	Preferred: US$1,929.1938 Common: US$4,032.7871
Effective interest held	100.00%
PT Tunas Sukses Mandiri [Member]
Place and date of incorporation	Indonesia February 8, 2010	Indonesia February 8, 2010
Principal activities	Online ticketing and reservation	Online ticketing and reservation
Particulars of registered/ paid up share capital	IDR 26,000,000	IDR 26,000,000
Effective interest held	99.00%	99.00%
Nusatrip Malaysia Sdn Bhd [Member]
Place and date of incorporation	Malaysia March 1, 2017	Malaysia March 1, 2017
Principal activities	Online ticketing and reservation	Online ticketing and reservation
Particulars of registered/ paid up share capital	MYR 52,000	MYR 52,000
Effective interest held	99.00%	99.00%
Nusatrip Singapore Pte Ltd [Member]
Place and date of incorporation	Singapore December 6, 2016	Singapore December 6, 2016
Principal activities	Online ticketing and reservation	Online ticketing and reservation
Particulars of registered/ paid up share capital	SGD 212,206	SGD 212,206
Effective interest held	99.00%	99.00%
Nusatrip International Pte Ltd [Member]
Place and date of incorporation	Singapore January 9, 2015	Singapore January 9, 2015
Principal activities	Online ticketing and reservation	Online ticketing and reservation
Particulars of registered/ paid up share capital	SGD 905,006.51	SGD 905,006.51
Effective interest held	99.00%	99.00%
PT Thoughtful Media Group Indonesia [Member]
Place and date of incorporation	Indonesia January 14, 2022	Indonesia January 14, 2022
Principal activities	Digital marketing and event organizer	Digital marketing and event organizer
Particulars of registered/ paid up share capital	IDR 51,000,000	IDR 51,000,000
Effective interest held	100.00%	100.00%
Mekong Leisure Travel Company Limited [Member]
Place and date of incorporation	Vietnam October 6, 2011	Vietnam October 6, 2011
Principal activities	Online ticketing, reservation and system	Online ticketing, reservation and system
Particulars of registered/ paid up share capital	VND 875,460,000	VND 875,460,000
Effective interest held	99.00%	99.00%
Vietnam International Travel and Service Joint Stock Company [Member]
Place and date of incorporation	Vietnam November 16, 2012	Vietnam November 16, 2012
Principal activities	Ticketing	Ticketing
Particulars of registered/ paid up share capital	VND 1,900,000,000	VND 1,900,000,000
Effective interest held	100.00%	100.00%
Sopa Incorporated [Member]
Place and date of incorporation	Unites States May 22, 2023	Unites States May 22, 2023
Principal activities	Investment holding	Investment holding
Particulars of registered/ paid up share capital	Common: US$0.10	Common: US$0.10
Effective interest held	100.00%	100.00%
Nusatrip Incorporated [Member]
Place and date of incorporation	United States May 22,2023	United States May 22,2023
Principal activities	Investment holding	Investment holding
Particulars of registered/ paid up share capital	Registered: Common: US$20,000 Preferred: US$1,000 Paid up: Common: US$1,938	Common: US$0.10
Effective interest held	72.24%	100.00%
Thoughtful Media (Malaysia) Sdn Bhd [Member]
Place and date of incorporation	Malaysia October 18, 2023	Malaysia October 18, 2023
Principal activities	Digital marketing	Digital marketing
Particulars of registered/ paid up share capital	MYR 1,000	MYR 1,000
Effective interest held	100.00%	100.00%
Nusatrip Technology Beijing Co Ltd [Member]
Place and date of incorporation	Chinese Mainland May 21, 2025
Principal activities	Online ticketing and reservation and system
Particulars of registered/ paid up share capital	Registered: CNY 5,000,000 Paid up: CNY 715,650
Effective interest held	100.00%
Nusatrip Hong Kong Limited [Member]
Place and date of incorporation	Hong Kong July 2, 2025
Principal activities	Online ticketing and reservation
Particulars of registered/ paid up share capital	HK$1
Effective interest held	100.00%
Nusatrip Comm Pte Limited [Member]
Place and date of incorporation	Singapore September 1, 2025
Principal activities	Telecommunications resellers
Particulars of registered/ paid up share capital	SGD10,000
Effective interest held	100.00%
Thoughtful Media Limited [Member]
Place and date of incorporation	Hong Kong September 26, 2025
Principal activities	Digital marketing
Particulars of registered/ paid up share capital	HK$1
Effective interest held	100.00%
Nusatrip Flight Limited Hong Kong [Member]
Place and date of incorporation	October 21, 2025
Principal activities	Online ticketing and reservation
Particulars of registered/ paid up share capital	HK$780,000
Effective interest held	100.00%
Gorilla Networks Pte Ltd [Member]
Place and date of incorporation		Singapore September 3, 2019
Principal activities		Investment holding
Particulars of registered/ paid up share capital		US$2,620,000 and SGD 730,000
Effective interest held		100.00%
Gorilla Networks VN LLC [Member]
Place and date of incorporation		Vietnam December 16, 2020
Principal activities		Telecommunications resellers
Particulars of registered/ paid up share capital		VND 233,000,000
Effective interest held		100.00%
Ad Active Media Inc [Member]
Place and date of incorporation		United States April 12, 2010
Principal activities		Digital marketing
Particulars of registered/ paid up share capital		Preferred: US$1,929.1938 Common: US$4,032.7871
Effective interest held		100.00%